UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® VIP Investment Grade Central Fund

September 30, 2017

VIGC-QTLY-1117
1.837325.111

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 0.8%
General Motors Co. 3.5% 10/2/18	$3,528,000	$3,585,175
General Motors Financial Co., Inc.:
3.2% 7/13/20	10,000,000	10,251,211
3.25% 5/15/18	1,860,000	1,876,635
3.5% 7/10/19	4,187,000	4,287,873
4.2% 3/1/21	5,411,000	5,670,470
4.25% 5/15/23	2,080,000	2,172,351
4.375% 9/25/21	15,702,000	16,642,003
		44,485,718
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	420,708
4.25% 6/15/23	2,932,000	3,157,903
		3,578,611
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	910,000	927,011
3.7% 1/30/26	2,400,000	2,499,582
		3,426,593
Media - 1.6%
21st Century Fox America, Inc. 7.75% 12/1/45	3,169,000	4,797,136
AOL Time Warner, Inc. 2.95% 7/15/26	12,000,000	11,329,003
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	6,064,047
4.908% 7/23/25	3,860,000	4,125,000
5.375% 5/1/47 (a)	5,675,000	5,872,159
6.484% 10/23/45	1,700,000	1,997,840
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,647,961
4.5% 9/15/42	1,053,000	997,444
5.5% 9/1/41	1,700,000	1,764,295
5.875% 11/15/40	1,500,000	1,645,267
6.55% 5/1/37	18,635,000	21,878,373
6.75% 7/1/18	4,425,000	4,581,948
7.3% 7/1/38	3,781,000	4,743,881
8.25% 4/1/19	7,716,000	8,388,636
		85,832,990

TOTAL CONSUMER DISCRETIONARY		137,323,912

CONSUMER STAPLES - 1.8%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	9,870,000	10,027,864
3.3% 2/1/23	10,630,000	11,017,388
4.7% 2/1/36	10,065,000	11,141,371
4.9% 2/1/46	11,511,000	13,100,499
		45,287,122
Food & Staples Retailing - 0.2%
CVS Health Corp. 3.5% 7/20/22	2,525,000	2,625,942
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,493,288
3.3% 11/18/21	2,918,000	3,012,890
		8,132,120
Tobacco - 0.8%
Altria Group, Inc. 4% 1/31/24	2,227,000	2,364,709
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,993,599
4.25% 7/21/25 (a)	4,804,000	5,065,410
Reynolds American, Inc.:
2.3% 6/12/18	2,110,000	2,119,249
3.25% 6/12/20	939,000	964,776
4% 6/12/22	3,228,000	3,409,113
4.45% 6/12/25	2,341,000	2,511,467
5.7% 8/15/35	1,215,000	1,424,239
5.85% 8/15/45	9,320,000	11,394,639
6.15% 9/15/43	4,000,000	5,013,404
7.25% 6/15/37	2,962,000	4,054,833
		43,315,438

TOTAL CONSUMER STAPLES		96,734,680

ENERGY - 6.2%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,633,486
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,539,405
4.85% 11/15/35	2,154,000	2,334,123
Noble Holding International Ltd.:
5.75% 3/16/18	342,000	344,787
7.7% 4/1/25 (b)	2,180,000	1,863,900
8.7% 4/1/45 (b)	2,104,000	1,746,320
		10,462,021
Oil, Gas & Consumable Fuels - 6.0%
Amerada Hess Corp. 7.875% 10/1/29	2,544,000	3,086,144
Anadarko Finance Co. 7.5% 5/1/31	6,883,000	8,561,895
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,620,000	1,717,634
5.55% 3/15/26	3,337,000	3,720,440
6.45% 9/15/36	1,002,000	1,192,027
6.6% 3/15/46	4,530,000	5,605,544
Canadian Natural Resources Ltd.:
1.75% 1/15/18	1,762,000	1,763,247
3.8% 4/15/24	6,783,000	6,973,144
5.85% 2/1/35	2,497,000	2,825,717
Cenovus Energy, Inc. 4.25% 4/15/27 (a)	5,557,000	5,507,374
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	894,000	897,066
3.3% 6/1/20	4,379,000	4,481,377
4.5% 6/1/25	1,336,000	1,426,799
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,832,475
5.35% 3/15/20 (a)	3,724,000	3,891,580
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,735,580
5.6% 4/1/44	1,227,000	1,144,178
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,600,850
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,719,857
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,253,000	1,249,182
3.9% 5/15/24 (b)	1,322,000	1,328,650
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,596,395
4.375% 10/15/20	3,093,000	3,250,441
Enbridge, Inc.:
4.25% 12/1/26	1,773,000	1,863,948
5.5% 12/1/46	2,046,000	2,348,936
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,305,504
Enterprise Products Operating LP:
1.65% 5/7/18	1,969,000	1,968,281
2.55% 10/15/19	863,000	870,862
3.7% 2/15/26	4,800,000	4,927,916
3.75% 2/15/25	2,900,000	3,004,579
Kinder Morgan Energy Partners LP 6.55% 9/15/40	460,000	525,185
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,379,261
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,128,920
Petro-Canada 6.05% 5/15/18	1,480,000	1,520,104
Petrobras Global Finance BV:
4.375% 5/20/23	7,020,000	6,939,270
5.625% 5/20/43	6,681,000	5,962,793
7.25% 3/17/44	24,245,000	25,245,106
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	13,384,000	14,120,120
Petroleos Mexicanos:
3.5% 7/23/20	32,555,000	33,238,655
3.5% 1/30/23	3,410,000	3,360,896
4.5% 1/23/26	6,809,000	6,797,425
4.625% 9/21/23	7,350,000	7,591,815
4.875% 1/24/22	3,398,000	3,563,653
4.875% 1/18/24	4,539,000	4,706,943
5.375% 3/13/22 (a)	2,700,000	2,884,815
5.5% 1/21/21	3,601,000	3,842,267
5.5% 6/27/44	2,492,000	2,323,790
5.625% 1/23/46	8,402,000	7,813,860
6% 3/5/20	1,625,000	1,746,063
6.375% 1/23/45	4,048,000	4,118,840
6.5% 3/13/27 (a)	4,830,000	5,352,751
6.5% 6/2/41	7,675,000	8,024,213
6.75% 9/21/47	4,975,000	5,292,903
6.75% 9/21/47 (a)	5,130,000	5,457,807
8% 5/3/19	2,537,000	2,765,330
Phillips 66 Co. 4.3% 4/1/22	3,770,000	4,048,108
Phillips 66 Partners LP 2.646% 2/15/20	375,000	377,265
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	1,784,000	1,792,940
Southwestern Energy Co. 6.7% 1/23/25 (b)	2,509,000	2,546,635
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	5,017,586
Spectra Energy Partners LP 2.95% 9/25/18	733,000	740,477
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,201,960
4.55% 6/24/24	13,337,000	13,803,795
Western Gas Partners LP:
4.65% 7/1/26	8,532,000	8,939,257
5.375% 6/1/21	6,322,000	6,769,104
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,637,939
3.9% 1/15/25	1,216,000	1,242,369
4% 11/15/21	1,605,000	1,675,349
4.3% 3/4/24	5,449,000	5,746,599
4.5% 11/15/23	1,751,000	1,863,105
		323,502,895

TOTAL ENERGY		333,964,916

FINANCIALS - 13.6%
Banks - 7.0%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	382,000	389,182
5.5% 7/12/20 (a)	4,200,000	4,415,250
5.75% 9/26/23 (a)	3,877,000	4,196,853
6.5% 6/10/19 (a)	1,340,000	1,419,730
Bank of America Corp.:
2.25% 4/21/20	3,337,000	3,343,871
2.6% 1/15/19	7,155,000	7,212,126
3.5% 4/19/26	5,024,000	5,106,741
3.875% 8/1/25	5,381,000	5,634,644
3.95% 4/21/25	4,125,000	4,247,227
4.2% 8/26/24	6,867,000	7,216,732
4.25% 10/22/26	4,261,000	4,455,995
5.75% 12/1/17	12,290,000	12,374,525
5.875% 1/5/21	1,785,000	1,976,408
Barclays PLC:
2% 3/16/18	17,646,000	17,658,529
2.75% 11/8/19	3,581,000	3,618,575
3.25% 1/12/21	4,610,000	4,693,118
4.375% 1/12/26	6,221,000	6,495,303
Citigroup, Inc.:
1.85% 11/24/17	8,579,000	8,583,890
2.15% 7/30/18	9,998,000	10,026,433
3.875% 3/26/25	9,500,000	9,716,879
4.05% 7/30/22	1,800,000	1,885,231
5.5% 9/13/25	4,860,000	5,452,778
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,566,173
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	5,057,535
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,714,814
3.75% 3/26/25	4,660,000	4,745,129
3.8% 9/15/22	7,240,000	7,513,054
3.8% 6/9/23	8,582,000	8,880,626
Discover Bank:
4.2% 8/8/23	2,849,000	3,022,086
7% 4/15/20	2,309,000	2,546,186
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,056,416
4.5% 6/1/18	1,179,000	1,200,649
8.25% 3/1/38	4,319,000	6,563,679
HBOS PLC 6.75% 5/21/18 (a)	2,600,000	2,677,294
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,299,280
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,722,386
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,141,149
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	3,027,000	3,076,322
5.71% 1/15/26 (a)	6,992,000	7,366,037
JPMorgan Chase & Co.:
2.75% 6/23/20	5,755,000	5,863,240
2.95% 10/1/26	8,028,000	7,853,727
3.875% 9/10/24	43,751,000	45,524,790
4.125% 12/15/26	14,080,000	14,740,035
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,493,000	4,500,634
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,821,497
Regions Bank 6.45% 6/26/37	7,720,000	9,561,475
Regions Financial Corp. 3.2% 2/8/21	2,833,000	2,894,504
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	42,740,000	45,460,188
6% 12/19/23	8,517,000	9,470,963
6.1% 6/10/23	11,522,000	12,767,908
6.125% 12/15/22	8,239,000	9,078,928
Synchrony Bank 3% 6/15/22	4,542,000	4,529,438
		379,336,162
Capital Markets - 4.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,585,189
4.25% 2/15/24	4,287,000	4,523,365
Credit Suisse AG 6% 2/15/18	6,486,000	6,585,252
Deutsche Bank AG:
4.25% 10/14/21	1,906,000	1,996,641
4.5% 4/1/25	10,381,000	10,411,972
Deutsche Bank AG London Branch:
1.875% 2/13/18	24,542,000	24,546,702
2.85% 5/10/19	7,404,000	7,477,186
Goldman Sachs Group, Inc.:
2.625% 1/31/19	16,652,000	16,794,351
2.9% 7/19/18	6,251,000	6,307,933
3.691% 6/5/28 (b)	41,645,000	41,992,394
5.25% 7/27/21	1,125,000	1,235,876
5.95% 1/18/18	755,000	764,571
6.15% 4/1/18	5,954,000	6,084,045
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,628,000	1,659,099
Lazard Group LLC 4.25% 11/14/20	3,307,000	3,492,973
Moody's Corp.:
3.25% 1/15/28 (a)	2,386,000	2,368,795
4.875% 2/15/24	2,240,000	2,473,827
Morgan Stanley:
2.125% 4/25/18	4,257,000	4,269,053
2.65% 1/27/20	15,070,000	15,240,404
3.125% 7/27/26	21,964,000	21,534,923
3.7% 10/23/24	3,281,000	3,397,900
4.875% 11/1/22	7,751,000	8,397,750
5% 11/24/25	1,047,000	1,147,071
5.75% 1/25/21	3,512,000	3,877,032
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,090,592
Thomson Reuters Corp. 3.85% 9/29/24	3,379,000	3,517,286
UBS AG Stamford Branch 2.35% 3/26/20	1,450,000	1,459,070
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,532,074
		217,763,326
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	1,724,000	1,764,824
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,175,438
3.95% 11/6/24	2,847,000	2,913,451
Ford Motor Credit Co. LLC:
2.24% 6/15/18	5,000,000	5,015,693
2.875% 10/1/18	4,500,000	4,545,149
Hyundai Capital America:
2% 3/19/18 (a)	6,308,000	6,310,291
2.125% 10/2/17 (a)	4,770,000	4,770,000
2.875% 8/9/18 (a)	1,921,000	1,930,963
Synchrony Financial:
3% 8/15/19	1,459,000	1,482,688
3.75% 8/15/21	2,203,000	2,271,912
4.25% 8/15/24	2,218,000	2,305,861
		38,486,270
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	5,877,854
3.875% 8/15/22	5,542,000	5,708,304
4.125% 6/15/26	2,032,000	2,048,192
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	2,812,508
		16,446,858
Insurance - 1.6%
AIA Group Ltd. 2.25% 3/11/19 (a)	913,000	911,403
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,426,019
3.75% 7/10/25	8,311,000	8,579,818
4.875% 6/1/22	3,597,000	3,951,448
Aon Corp. 5% 9/30/20	1,402,000	1,509,203
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,093,000	4,432,706
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,466,565
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	5,285,000	5,392,068
MetLife, Inc.:
1.903% 12/15/17 (b)	886,000	886,780
4.75% 2/8/21	1,477,000	1,597,888
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,685,103
Pacific Life Insurance Co. 9.25% 6/15/39(a)	2,297,000	3,770,995
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,252,000	5,840,071
6% 2/10/20 (a)	5,271,000	5,682,265
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	602,871
6.2% 11/15/40	1,297,000	1,675,083
7.375% 6/15/19	1,250,000	1,363,019
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	6,035,362
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,222,000	1,242,174
4.125% 11/1/24 (a)	1,771,000	1,863,946
Unum Group:
3.875% 11/5/25	4,860,000	4,972,603
4% 3/15/24	5,930,000	6,186,601
5.625% 9/15/20	2,889,000	3,145,769
5.75% 8/15/42	7,278,000	8,660,113
		85,879,873

TOTAL FINANCIALS		737,912,489

HEALTH CARE - 1.8%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22	4,038,000	4,094,077
3.2% 11/6/22	4,580,000	4,694,833
		8,788,910
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 2.675% 12/15/19	1,156,000	1,169,724
Zimmer Biomet Holdings, Inc. 2% 4/1/18	9,035,000	9,044,267
		10,213,991
Health Care Providers & Services - 0.6%
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	6,947,564
4.25% 10/15/19	11,265,000	11,659,275
4.75% 5/1/23	215,000	226,825
5.875% 3/15/22	260,000	287,950
6.5% 2/15/20	7,140,000	7,773,675
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,858,164
		29,753,453
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	712,000	716,802
4.15% 2/1/24	1,093,000	1,166,264
		1,883,066
Pharmaceuticals - 0.8%
Actavis Funding SCS:
2.35% 3/12/18	11,511,000	11,544,216
3% 3/12/20	3,962,000	4,044,342
3.45% 3/15/22	6,868,000	7,127,242
Mylan N.V.:
2.5% 6/7/19	2,445,000	2,454,398
3.15% 6/15/21	5,002,000	5,088,482
3.95% 6/15/26	2,549,000	2,594,154
Perrigo Finance PLC 3.5% 12/15/21	449,000	462,368
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,623,000	3,484,245
2.8% 7/21/23	2,593,000	2,478,782
3.15% 10/1/26	3,088,000	2,845,695
Zoetis, Inc.:
1.875% 2/1/18	676,000	677,382
3.25% 2/1/23	1,649,000	1,704,630
		44,505,936

TOTAL HEALTH CARE		95,145,356

INDUSTRIALS - 0.5%
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 8/2/18	83,660	86,169
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,023,151	2,207,460
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	126,567	129,098
8.36% 1/20/19	589,554	589,554
		3,012,281
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	2,155,000	2,157,343
2.625% 9/4/18	4,630,000	4,666,668
3.375% 6/1/21	2,523,000	2,601,832
3.75% 2/1/22	4,522,000	4,714,244
3.875% 4/1/21	4,057,000	4,236,288
4.25% 9/15/24	3,565,000	3,757,797
4.75% 3/1/20	3,519,000	3,722,366
		25,856,538

TOTAL INDUSTRIALS		28,868,819

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	832,000	836,658
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (b)	748,000	792,412

TOTAL INFORMATION TECHNOLOGY		1,629,070

MATERIALS - 0.6%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,799,556
4.25% 11/15/20	1,196,000	1,262,616
		5,062,172
Metals & Mining - 0.5%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	2,108,298
6.75% 10/19/75 (a)(b)	4,773,000	5,620,208
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,689,793
4.5% 8/13/23 (a)	9,000,000	9,675,945
4.5% 8/1/47 (a)	1,720,000	1,746,264
Vale Overseas Ltd. 4.375% 1/11/22	3,818,000	3,978,356
		24,818,864

TOTAL MATERIALS		29,881,036

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	887,589
4.6% 4/1/22	1,403,000	1,496,714
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,218,224
American Tower Corp. 2.8% 6/1/20	9,000,000	9,134,832
AvalonBay Communities, Inc. 3.625% 10/1/20	1,872,000	1,947,154
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,968,512
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,604,934
4.25% 1/15/24	3,408,000	3,606,221
Corporate Office Properties LP 5% 7/1/25	2,283,000	2,450,303
DDR Corp.:
3.625% 2/1/25	2,629,000	2,554,967
3.9% 8/15/24	758,000	761,586
4.25% 2/1/26	1,807,000	1,811,691
4.625% 7/15/22	2,855,000	3,024,991
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,187,814
3.75% 12/1/24	1,576,000	1,628,104
3.875% 10/15/22	3,512,000	3,680,587
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,666,317
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,704,480
4.75% 7/15/20	2,827,000	3,012,865
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,139,172
Health Care REIT, Inc. 2.25% 3/15/18	1,731,000	1,735,300
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,450,422
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,023,000	6,206,138
4.5% 1/15/25	2,677,000	2,715,611
4.5% 4/1/27	16,195,000	16,178,652
4.75% 1/15/28	6,382,000	6,404,657
4.95% 4/1/24	1,354,000	1,418,978
5.25% 1/15/26	5,686,000	6,002,004
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	949,170
5% 12/15/23	737,000	767,107
Weingarten Realty Investors 3.375% 10/15/22	812,000	826,345
WP Carey, Inc. 4% 2/1/25	5,360,000	5,405,160
		105,546,601
Real Estate Management & Development - 1.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,963,000	5,037,419
4.1% 10/1/24	4,251,000	4,267,904
4.55% 10/1/29	4,524,000	4,576,491
4.95% 4/15/18	3,196,000	3,239,085
Digital Realty Trust LP:
3.4% 10/1/20	4,915,000	5,067,510
3.95% 7/1/22	3,320,000	3,499,563
4.75% 10/1/25	3,533,000	3,827,288
5.25% 3/15/21	1,953,000	2,120,580
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,231,716
4.125% 6/15/22	2,007,000	2,114,408
4.4% 2/15/24	4,876,000	5,195,184
4.75% 10/1/20	4,185,000	4,439,979
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	2,996,552
3.15% 5/15/23	4,988,000	4,736,301
4.5% 4/18/22	1,218,000	1,252,660
Post Apartment Homes LP 3.375% 12/1/22	790,000	807,923
Tanger Properties LP:
3.125% 9/1/26	2,589,000	2,431,163
3.75% 12/1/24	2,960,000	2,966,663
3.875% 12/1/23	1,792,000	1,823,156
Ventas Realty LP:
3.125% 6/15/23	1,289,000	1,293,409
3.5% 2/1/25	6,443,000	6,465,988
4.125% 1/15/26	1,557,000	1,620,996
4.375% 2/1/45	763,000	754,208
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,698,459
4% 4/30/19	1,357,000	1,391,616
		76,856,221

TOTAL REAL ESTATE		182,402,822

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.45% 6/30/20	3,187,000	3,209,155
3.6% 2/17/23	6,635,000	6,824,479
4.5% 3/9/48	10,800,000	9,951,649
5.875% 10/1/19	4,711,000	5,060,963
Verizon Communications, Inc.:
5.012% 4/15/49	1,664,000	1,714,709
5.012% 8/21/54	9,569,000	9,591,052
5.5% 3/16/47	3,802,000	4,218,474
		40,570,481
UTILITIES - 1.8%
Electric Utilities - 1.3%
American Electric Power Co., Inc. 1.65% 12/15/17	1,748,000	1,748,096
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	2,992,575
6.4% 9/15/20 (a)	7,513,000	8,346,920
Eversource Energy:
1.45% 5/1/18	1,125,000	1,124,587
2.8% 5/1/23	5,110,000	5,147,922
Exelon Corp. 3.95% 6/15/25	4,402,000	4,596,665
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	12,404,941
7.375% 11/15/31	5,897,000	7,840,933
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	3,460,850
IPALCO Enterprises, Inc.:
3.45% 7/15/20	7,767,000	7,844,670
3.7% 9/1/24 (a)	2,157,000	2,161,412
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	545,888
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,254,169
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,380,712
PG&E Corp. 2.4% 3/1/19	600,000	603,056
Progress Energy, Inc. 4.4% 1/15/21	4,274,000	4,519,969
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,647,677
		69,621,042
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,251,986
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	1,201,000	1,201,357
2.7% 6/15/21	1,182,000	1,188,092
3.55% 6/15/26	1,891,000	1,902,990
		4,292,439
Multi-Utilities - 0.4%
Dominion Resources, Inc. 3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	15,230,000	13,965,910
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,382,074
6.5% 12/15/20	1,534,000	1,713,440
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (b)(c)	1,426,000	1,368,946
		22,430,370

TOTAL UTILITIES		97,595,837

TOTAL NONCONVERTIBLE BONDS
(Cost $1,721,091,855)		1,782,029,418

U.S. Government and Government Agency Obligations - 35.1%
U.S. Treasury Inflation-Protected Obligations - 6.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$50,042,011	$47,742,974
0.875% 2/15/47	3,153,727	3,108,519
1% 2/15/46	13,419,839	13,616,735
1.375% 2/15/44	46,818,014	51,665,361
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	58,060,851	57,482,237
0.125% 7/15/26	38,397,496	37,342,550
0.25% 1/15/25	50,840,474	50,336,364
0.375% 1/15/27	41,709,898	41,210,306
0.625% 1/15/26	61,812,000	62,648,985

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		365,154,031

U.S. Treasury Obligations - 28.4%
U.S. Treasury Bonds:
3% 5/15/45 (d)(e)	42,484,000	43,717,032
3% 11/15/45	38,163,000	39,248,260
3% 2/15/47	113,300,000	116,464,434
3% 5/15/47	35,803,000	36,814,155
U.S. Treasury Notes:
0.75% 10/31/17	15,000,000	14,996,550
1.25% 3/31/21	27,924,000	27,463,690
1.25% 10/31/21	264,057,000	258,074,459
1.875% 3/31/22	249,649,000	249,473,467
1.875% 7/31/22	56,427,000	56,285,933
2% 12/31/21	437,319,000	439,881,412
2% 9/30/24	135,600,000	135,176,250
2.125% 7/31/24	122,131,000	121,887,692

TOTAL U.S. TREASURY OBLIGATIONS		1,539,483,334

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,911,848,661)		1,904,637,365

U.S. Government Agency - Mortgage Securities - 20.9%
Fannie Mae - 11.5%
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (b)(c)	30,193	31,540
12 month U.S. LIBOR + 1.553% 3.322% 6/1/36 (b)(c)	44,256	45,709
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (b)(c)	315,119	324,901
12 month U.S. LIBOR + 1.728% 3.378% 11/1/36 (b)(c)	415,710	438,394
12 month U.S. LIBOR + 1.745% 3.374% 7/1/35 (b)(c)	33,604	35,439
12 month U.S. LIBOR + 1.788% 3.413% 2/1/36 (b)(c)	285,448	296,597
12 month U.S. LIBOR + 1.800% 3.558% 7/1/41 (b)(c)	285,193	296,965
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (b)(c)	97,818	103,666
12 month U.S. LIBOR + 1.815% 2.944% 11/1/40 (b)(c)	110,892	116,122
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(c)	186,916	198,211
12 month U.S. LIBOR + 1.818% 3.243% 7/1/41 (b)(c)	246,228	257,263
12 month U.S. LIBOR + 1.820% 3.445% 12/1/35 (b)(c)	200,457	212,438
12 month U.S. LIBOR + 1.830% 3.378% 10/1/41 (b)(c)	167,423	177,757
12 month U.S. LIBOR + 1.900% 3.718% 7/1/37 (b)(c)	65,361	69,395
12 month U.S. LIBOR + 1.906% 3.654% 5/1/36 (b)(c)	175,434	184,941
12 month U.S. LIBOR + 1.932% 3.598% 9/1/36 (b)(c)	311,030	327,482
6 month U.S. LIBOR + 1.313% 2.688% 5/1/34 (b)(c)	347,986	356,659
6 month U.S. LIBOR + 1.383% 2.697% 9/1/33 (b)(c)	272,708	279,408
6 month U.S. LIBOR + 1.556% 2.934% 10/1/33 (b)(c)	13,405	13,857
6 month U.S. LIBOR + 1.565% 2.94% 7/1/35 (b)(c)	18,285	18,927
U.S. TREASURY 1 YEAR INDEX + 1.945% 2.618% 10/1/33 (b)(c)	318,757	331,602
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (b)(c)	18,022	19,057
U.S. TREASURY 1 YEAR INDEX + 2.232% 3.022% 8/1/36 (b)(c)	774,112	820,875
U.S. TREASURY 1 YEAR INDEX + 2.295% 2.798% 10/1/33 (b)(c)	34,689	36,603
U.S. TREASURY 1 YEAR INDEX + 2.475% 3.188% 5/1/35 (b)(c)	75,541	80,204
2.5% 1/1/43	5,356,426	5,226,701
3% 8/1/27 to 5/1/47	188,748,018	191,503,467
3% 10/1/32 (f)	11,700,000	12,019,008
3% 10/1/32 (f)	4,600,000	4,725,422
3% 10/1/32 (f)	4,150,000	4,263,152
3.5% 10/1/25 to 6/1/47	145,725,639	151,019,082
3.5% 10/1/47 (f)	3,150,000	3,245,772
3.5% 10/1/47 (f)	6,050,000	6,233,944
3.5% 10/1/47 (f)	6,050,000	6,233,944
4% 11/1/31 to 7/1/47	102,017,266	107,875,092
4% 10/1/47 (f)	14,900,000	15,681,529
4.5% 4/1/24 to 4/1/45	32,420,418	35,089,701
4.5% 10/1/47 (f)	4,550,000	4,882,640
5% 9/1/20 to 11/1/44	21,533,405	23,570,711
5.5% 3/1/18 to 3/1/41	21,639,386	24,110,638
6% 10/1/34 to 1/1/42	16,240,668	18,451,601
6.5% 5/1/18 to 8/1/36	1,785,729	2,042,985
7% 11/1/23 to 8/1/32	498,311	563,484
7.5% 9/1/22 to 11/1/31	364,517	423,082
8% 1/1/30 to 3/1/30	2,130	2,433
8.5% 3/1/25 to 6/1/25	449	521

TOTAL FANNIE MAE		622,238,921

Freddie Mac - 6.3%
12 month U.S. LIBOR + 1.375% 2.854% 3/1/36 (b)(c)	86,938	90,116
12 month U.S. LIBOR + 1.877% 3.215% 4/1/41 (b)(c)	165,125	173,873
12 month U.S. LIBOR + 1.880% 3.222% 9/1/41 (b)(c)	185,190	196,410
12 month U.S. LIBOR + 1.910% 3.282% 6/1/41 (b)(c)	198,605	207,568
12 month U.S. LIBOR + 1.910% 3.421% 5/1/41 (b)(c)	179,503	190,583
12 month U.S. LIBOR + 1.910% 3.625% 5/1/41 (b)(c)	239,664	250,949
12 month U.S. LIBOR + 1.910% 3.647% 6/1/41 (b)(c)	232,827	243,842
12 month U.S. LIBOR + 2.160% 3.66% 11/1/35 (b)(c)	100,560	106,540
12 month U.S. LIBOR + 2.197% 3.537% 3/1/33 (b)(c)	2,052	2,172
6 month U.S. LIBOR + 1.655% 3.03% 4/1/35 (b)(c)	179,622	186,798
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (b)(c)	58,092	61,678
U.S. TREASURY 1 YEAR INDEX + 2.248% 2.972% 1/1/35 (b)(c)	43,560	45,859
2.5% 7/1/31	1,940,378	1,956,826
3% 10/1/28 to 1/1/47	90,622,534	91,601,942
3.5% 3/1/32 to 5/1/46	136,820,738	142,487,596
3.5% 10/1/47 (f)	1,700,000	1,752,085
4% 6/1/24 to 6/1/47	62,547,404	66,274,685
4.5% 7/1/25 to 1/1/45	22,138,748	23,918,718
5% 1/1/35 to 6/1/41	3,710,717	4,105,112
5.5% 1/1/38 to 6/1/41	5,993,417	6,703,605
6% 4/1/32 to 8/1/37	927,513	1,050,834
7.5% 5/1/26 to 11/1/31	39,879	46,500
8% 4/1/27 to 5/1/27	2,779	3,230
8.5% 9/1/26 to 1/1/28	9,551	10,783

TOTAL FREDDIE MAC		341,668,304

Ginnie Mae - 3.1%
3.5% 1/15/41 to 7/15/43	13,194,233	13,772,160
4% 2/15/40 to 4/20/47	39,794,920	42,408,563
4.5% 5/15/39 to 5/20/41	16,133,954	17,481,798
5% 3/15/39 to 4/15/41	2,530,723	2,798,843
6.5% 4/15/35 to 11/15/35	99,392	114,454
7% 1/15/28 to 7/15/32	1,082,928	1,260,502
7.5% 4/15/22 to 10/15/28	264,825	305,013
8% 3/15/30 to 9/15/30	14,810	18,003
8.5% 3/15/30	2,064	2,174
3% 12/20/42 to 1/20/47	92,433,357	93,835,880
3.5% 10/1/47 (f)	50,000	51,963

TOTAL GINNIE MAE		172,049,353

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,134,662,413)		1,135,956,578

Asset-Backed Securities - 0.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9422% 4/25/35 (b)(c)	$234,160	$232,025
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 3.7344% 6/15/32 (a)(b)(c)(g)	1,824,462	866,620
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.2872% 12/25/33 (b)(c)	11,865	11,510
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0622% 4/25/34 (b)(c)	31,593	28,895
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0172% 3/25/34 (b)(c)	16,878	16,052
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.2872% 11/25/34 (b)(c)	159,927	160,136
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 5/25/34 (b)(c)	161,775	160,855
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.3972% 5/25/36 (b)(c)	383,050	148,446
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (b)(c)	478,760	454,527
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	9,418,500	9,823,995
Class AA, 2.487% 12/16/41 (a)	2,322,833	2,319,383
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	4,998,798	5,002,145
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3744% 12/25/36 (b)(c)	635,000	537,902
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.4872% 3/25/32 (b)(c)	11,075	11,062
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.6922% 4/25/34 (b)(c)	18,031	16,993
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (b)(c)	27,720	27,652
Series 2004-7 Class AF5, 5.868% 1/25/35	435,515	441,629
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9344% 12/25/33 (b)(c)	11,595	11,247
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)(f)	3,561,000	3,560,644
Class A2II, 4.03% 11/20/47 (a)(f)	5,099,000	5,098,490
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.0983% 5/28/35 (b)(c)	13,702	13,198
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.4122% 8/25/34 (b)(c)	74,191	72,839
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0622% 3/25/34 (b)(c)	616	551
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	5,416,000	5,416,218
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9722% 1/25/35 (b)(c)	334,000	329,745
Class M4, 1 month U.S. LIBOR + 1.020% 2.2572% 1/25/35 (b)(c)(g)	122,221	70,360
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.6972% 2/25/47 (a)(b)(c)	118,875	112,818
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	48,440	3,949
Home Equity Asset Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.5272% 8/25/33 (b)(c)	120,066	117,730
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (b)(c)	417,546	294,583
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/37 (b)(c)	88,015	13,745
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.2122% 7/25/34 (b)(c)	6,982	6,810
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (b)(c)	776	476
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7572% 6/25/35 (b)(c)	196,972	190,992
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9172% 8/25/34 (b)(c)	20,187	19,543
Series 2004-NC6 Class M3, 1 month U.S. LIBOR + 2.175% 3.4122% 7/25/34 (b)(c)	42,820	41,759
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.1122% 9/25/34 (b)(c)	50,457	50,389
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.8944% 1/25/35 (b)(c)	39,300	39,335
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.7472% 9/25/35 (b)(c)	503,000	498,366
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1094% 9/25/34 (b)(c)	167,049	166,976
Class M4, 1 month U.S. LIBOR + 2.175% 3.4094% 9/25/34 (b)(c)	241,000	192,852
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.4822% 1/25/36 (b)(c)	520,000	518,031
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.0372% 4/25/33 (b)(c)	1,796	1,651
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.0322% 3/25/35 (b)(c)	167,976	165,450
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.27% 6/15/33 (b)(c)	42,103	42,060
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 2.9622% 9/25/34 (b)(c)	11,449	10,620
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (b)(c)	10,148	9,684
TOTAL ASSET-BACKED SECURITIES
(Cost $37,364,755)		37,330,938

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 1.7972% 1/25/35 (b)(c)	179,352	180,707
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4022% 2/25/37 (b)(c)	100,858	98,504
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.5244% 7/25/35 (b)(c)	156,083	154,155
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 1 month U.S. LIBOR + 2.350% 3.5806% 6/10/35 (a)(b)(c)	36,604	26,064
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	6,652	6,566

TOTAL PRIVATE SPONSOR		465,996

U.S. Government Agency - 0.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	306,588	321,669
Series 1999-57 Class PH, 6.5% 12/25/29	314,839	356,819
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	4,672,201	4,649,494
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 32.7934% 6/16/37 (b)(i)	32,969	59,747
Series 2015-H21 Class JA, 2.5% 6/20/65 (h)	5,299,077	5,328,574

TOTAL U.S. GOVERNMENT AGENCY		10,716,303

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,050,089)		11,182,299

Commercial Mortgage Securities - 0.6%
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6272% 1/25/36 (a)(b)(c)	311,407	292,016
Class M1, 1 month U.S. LIBOR + 0.450% 1.6872% 1/25/36 (a)(b)(c)	65,157	60,660
Class M2, 1 month U.S. LIBOR + 0.470% 1.7072% 1/25/36 (a)(b)(c)	19,656	18,148
Class M3, 1 month U.S. LIBOR + 0.500% 1.7372% 1/25/36 (a)(b)(c)	28,574	26,151
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (a)(b)(c)	82,885	77,083
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.5022% 7/25/37 (a)(b)(c)	88,420	83,561
Class A2, 1 month U.S. LIBOR + 0.320% 1.5522% 7/25/37 (a)(b)(c)	82,761	77,560
Class M2, 1 month U.S. LIBOR + 0.410% 1.6422% 7/25/37 (a)(b)(c)	45,978	37,042
Class M3, 1 month U.S. LIBOR + 0.490% 1.7222% 7/25/37 (a)(b)(c)	35,860	30,027
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5222% 7/25/37 (a)(b)(c)	121,373	113,149
Class M1, 1 month U.S. LIBOR + 0.310% 1.5422% 7/25/37 (a)(b)(c)	49,722	45,090
Class M2, 1 month U.S. LIBOR + 0.340% 1.5722% 7/25/37 (a)(b)(c)	52,272	47,096
Class M3, 1 month U.S. LIBOR + 0.370% 1.6022% 7/25/37 (a)(b)(c)	114,233	87,353
Class M4, 1 month U.S. LIBOR + 0.500% 1.7322% 7/25/37 (a)(b)(c)	180,529	123,875
Class M5, 1 month U.S. LIBOR + 0.600% 1.8322% 7/25/37 (a)(b)(c)	49,458	26,910
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	2,236,000	2,263,433
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1267% 3/15/28 (a)(b)(c)	870,000	869,927
Class C, 1 month U.S. LIBOR + 2.250% 3.4767% 3/15/28 (a)(b)(c)	848,000	848,206
Class D, 1 month U.S. LIBOR + 3.200% 4.4267% 3/15/28 (a)(b)(c)	1,283,000	1,283,000
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	4,550,000	4,625,413
Class CFX, 3.4949% 12/15/34 (a)(b)	3,823,000	3,874,095
Class DFX, 3.4949% 12/15/34 (a)(b)	3,240,000	3,272,946
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	5,439,000	5,446,650
Class B, 4.181% 11/15/34 (a)	1,920,000	1,936,252
Class C, 5.205% 11/15/34 (a)	1,346,000	1,376,908
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	4,244,727	5,199,790
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $31,308,648)		32,142,341

Municipal Securities - 2.2%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$805,000	$1,188,896
6.65% 3/1/22	4,360,000	5,048,662
7.5% 4/1/34	5,055,000	7,344,561
7.55% 4/1/39	6,085,000	9,331,956
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	899,052
Series 2010 C1, 7.781% 1/1/35	10,090,000	11,971,684
Series 2012 B, 5.432% 1/1/42	1,205,000	1,160,078
Series 2014 B, 6.314% 1/1/44	1,340,000	1,432,835
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,008,000	1,019,884
4.95% 6/1/23	4,950,000	5,148,248
5.1% 6/1/33	18,265,000	18,471,395
Series 2010-1, 6.63% 2/1/35	12,290,000	13,776,844
Series 2010-3:
5.547% 4/1/19	120,000	124,610
6.725% 4/1/35	9,480,000	10,669,740
7.35% 7/1/35	5,540,000	6,353,494
Series 2010-5, 6.2% 7/1/21	1,808,000	1,920,892
Series 2011:
5.665% 3/1/18	4,465,000	4,527,644
5.877% 3/1/19	14,325,000	14,976,215
Series 2013:
2.69% 12/1/17	1,225,000	1,225,809
3.14% 12/1/18	1,270,000	1,276,236
TOTAL MUNICIPAL SECURITIES
(Cost $112,990,894)		117,868,735

Bank Notes - 1.3%
Capital One NA:
1.65% 2/5/18	20,761,000	20,758,073
2.95% 7/23/21	5,645,000	5,719,169
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	6,977,767
3.1% 6/4/20	6,380,000	6,527,929
8.7% 11/18/19	1,503,000	1,679,258
KeyBank NA:
2.25% 3/16/20	9,000,000	9,032,520
6.95% 2/1/28	800,000	1,007,088
PNC Bank NA 2.3% 6/1/20	1,450,000	1,460,946
RBS Citizens NA 2.5% 3/14/19	2,751,000	2,772,683
Regions Bank 7.5% 5/15/18	13,237,000	13,694,456
TOTAL BANK NOTES
(Cost $68,662,125)		69,629,889
	Shares	Value

Money Market Funds - 10.3%
Fidelity Cash Central Fund, 1.09% (j)
(Cost $561,878,501)	561,793,264	561,905,623
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $5,590,857,941)		5,652,683,186
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(229,936,899)
NET ASSETS - 100%		$5,422,746,287

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 10/1/32	$(1,800,000)	$(1,849,077)
3% 10/1/32	(6,550,000)	(6,728,590)
3% 10/1/32	(6,550,000)	(6,728,590)
TOTAL TBA SALE COMMITMENTS
(Proceeds $15,322,567)		$(15,306,257)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$64,579	$(50,278)	$0	$(50,278)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $232,060,327 or 4.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $93,641.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $11,319.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Level 3 security

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,235,381
Total	$2,235,381

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,782,029,418	$--	$1,782,029,418	$--
U.S. Government and Government Agency Obligations	1,904,637,365	--	1,904,637,365	--
U.S. Government Agency - Mortgage Securities	1,135,956,578	--	1,135,956,578	--
Asset-Backed Securities	37,330,938	--	36,393,958	936,980
Collateralized Mortgage Obligations	11,182,299	--	11,182,299	--
Commercial Mortgage Securities	32,142,341	--	32,142,341	--
Municipal Securities	117,868,735	--	117,868,735	--
Bank Notes	69,629,889	--	69,629,889	--
Money Market Funds	561,905,623	561,905,623	--	--
Total Investments in Securities:	$5,652,683,186	$561,905,623	$5,089,840,583	$936,980
Derivative Instruments:
Liabilities
Swaps	$(50,278)	$--	$(50,278)	$--
Total Liabilities	$(50,278)	$--	$(50,278)	$--
Total Derivative Instruments:	$(50,278)	$--	$(50,278)	$--
Other Financial Instruments:
TBA Sale Commitments	$(15,306,257)	$--	$(15,306,257)	$--
Total Other Financial Instruments:	$(15,306,257)	$--	$(15,306,257)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017